Taxation (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Examination [Line Items]
Net operating losses carry forward	$ 64.4	$ 33.3
Net operating loss carry forward, not subject to expiration	61.1
Net operating loss carry forward, subject to expiration	3.3
Valuation allowance	(90.1)	(28.9)
Uncertain tax position	101.6	43.7	$ 40.0
Unrecognized tax benefits, accrued interest and penalties	16.4	8.0
Unrecognized tax benefits, accrued interest and penalties expense	8.4	$ 6.2	$ 1.8
Amount of unrecognized tax benefits reasonable possible to be recognized	118.0
Net operating losses carry forward
Income Tax Examination [Line Items]
Valuation allowance	(62.8)
Interest carry forward
Income Tax Examination [Line Items]
Valuation allowance	(16.7)
Provisions
Income Tax Examination [Line Items]
Valuation allowance	$ (10.6)